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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21108

                      Pioneer Series Trust X
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Absolute Return Credit Fund

 Schedule of Investments  06/30/2011

 Shares

 Floating

 S&P/Moody's

 Value

 Rate (b)

  Ratings

 (unaudited)

 CONVERTIBLE CORPORATE BONDS - 5.5%

 Energy - 1.1%

 Coal & Consumable Fuels - 0.3%

 60,000

 CCC+ / B2

 James River Coal Co., 3.125%, 3/15/18

 $

 59,700

 Oil & Gas Exploration & Production - 0.8%

 100,000

 BB+ / Ba3

 Chesapeake Energy Corp., 2.5%, 5/15/37

 $

 100,000

 100,000

 BB+ / Ba3

 Chesapeake Energy Corp., 2.25%, 12/15/38

 90,625

 $

 190,625

 Total Energy

 $

 250,325

 Materials - 0.2%

 Forest Products - 0.2%

 100,000

 B+ / NR

 Sino-Forest Corp., 4.25%, 12/15/16

 $

 42,000

 Total Materials

 $

 42,000

 Capital Goods - 0.4%

 Construction & Farm Machinery & Heavy Trucks - 0.4%

 100,000

 NR / NR

 Greenbrier Cos, Inc., 3.5%, 4/1/18

 $

 90,500

 Total Capital Goods

 $

 90,500

 Health Care Equipment & Services - 0.9%

 Health Care Equipment - 0.4%

 100,000

 NR / NR

 NuVasive, Inc., 2.75%, 7/1/17

 $

 101,125

 Health Care Technology - 0.4%

 100,000

 NR / NR

 WebMD Health Corp., 2.25%, 3/31/16

 $

 95,750

 Total Health Care Equipment & Services

 $

 196,875

 Pharmaceuticals & Biotechnology - 0.6%

 Biotechnology - 0.5%

 130,000

 NR / NR

 PDL BioPharma Inc., 3.75%, 5/1/15

 $

 125,938

 Total Pharmaceuticals & Biotechnology

 $

 125,938

 Software & Services - 0.5%

 Application Software - 0.5%

 100,000

 NR / NR

 Mentor Graphics Corp., 4.0%, 4/1/31

 $

 99,750

 Total Software & Services

 $

 99,750

 Semiconductors

 Semiconductor Equipment - 0.7%

 50,000

 BB+ / Baa1

 Lam Research Corp., 1.25%, 5/15/18

 $

 49,875

 100,000

 NR / NR

 Novellus Systems, Inc., 2.625%, 5/15/41

 106,000

 $

 155,875

 Semiconductors - 1.1%

 50,000

 A- / NR

 Intel Corp., 2.95%, 12/15/35

 $

 51,688

 150,000

 NR / NR

 Renesola Ltd., 4.125%, 3/15/18

 113,802

 75,000

 NR / NR

 SunPower Corp., 4.75%, 4/15/14

 79,500

 $

 244,990

 Total Semiconductors

 $

 400,865

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost  $1,340,785)

 $

 1,206,253

 PREFERRED STOCKS - 1.9%

 Banks - 0.5%

 Diversified Banks - 0.5%

 100

 Wells Fargo & Co., 7.5%, 12/31/49

 $

 105,950

 Total Banks

 $

 105,950

 Diversified Financials - 0.9%

 Consumer Finance - 0.4%

 100

 Ally Financial, Inc., 7.0%, 12/31/49

 $

 93,981

 Diversified Finance Services - 0.5%

 4,000

 GMAC Capital Trust I *

 $

 102,400

 Total Diversified Financials

 $

 196,381

 Telecommunication Services - 0.5%

 Integrated Telecom Services - 0.5%

 4,400

 Qwest Corp., 7.375%, 6/1/51 *

 $

 112,992

 Total Telecommunication Services

 $

 112,992

 TOTAL PREFERRED STOCKS

 (Cost  $407,890)

 $

 415,323

 ASSET BACKED SECURITIES - 0.4%

 Materials - 0.1%

 Precious Metals & Minerals - 0.1%

 24,291

 BBB / NR

 Mid-State Trust, 7.0%, 12/15/45

 $

 24,169

 Total Materials

 $

 24,169

 Banks - 0.3%

 Thrifts & Mortgage Finance - 0.2%

 85,000

 BB- / A2

 Bear Stearns Asset Backed Securities Trust, 1.244%, 10/25/34

 $

 59,944

 Total Banks

 $

 59,944

 TOTAL ASSET BACKED SECURITIES

 (Cost  $84,556)

 $

 84,113

 COLLATERALIZED MORTGAGE OBLIGATIONS - 3.8%

 Banks - 2.5%

 Thrifts & Mortgage Finance - 2.4%

 217,272

 CCC / B2

 Banc of America Fund, 0.2658%, 5/20/47

 $

 206,325

 114,223

 AAA / Ba1

 Countrywide Alternative Loan Trust, 5.75%, 3/25/34

 108,709

 62,295

 2.96

 B+ / B1

 JP Morgan Mortgage Trust, Floating Rate Note, 11/25/35

 59,866

 22,624

 CCC / Caa2

 Structured Asset Securities Corp., 6.0%, 8/25/35

 19,626

 50,000

 BB+ / Baa3

 Wachovia Bank Commercial Mortgage Trust, 5.368%, 11/15/48

 42,245

 100,000

 NR / Ba2

 Wells Fargo Commercial Mortgage Trust, 4.0%, 11/15/43

 76,091

 37,775

 NR / B3

 Wells Fargo Mortgage Backed Securities Trust, 5.75% 5/25/36

 36,379

 $

 549,241

 Total Banks

 $

 549,241

 Diversified Financials - 1.1%

 Consumer Finance - 0.2%

 60,367

 B / NR

 GMAC Mortgage Corp. Loan Trust, 4.9884%, 5/25/35

 $

 55,053

 Diversified Finance Services - 0.4%

 100,000

 BBB- / A3

 Morgan Stanley Capital, 0.919%, 12/15/20

 $

 90,610

 Investment Banking & Brokerage - 0.4%

 100,000

 BBB+ / A3

 Bear Stearns Commercial Mortgage Securities, 5.760%, 9/11/38

 $

 93,530

 Total Diversified Financials

 $

 239,193

 Real Estate - 0.3%

 Mortgage Real Estate Investment Trust - 0.3%

 71,942

 AAA / B1

 American Home Mortgage Investment, 2.45469%, 6/25/45

 $

 57,111

 Total Real Estate

 $

 57,111

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost  $860,729)

 $

 845,545

 CORPORATE BONDS - 54.5%

 Energy - 10.1%

 Coal & Consumable Fuels - 2.2%

 100,000

 BB / Ba3

 Alpha Natural Resources, 6.25%, 6/01/21

 $

 100,500

 50,000

 B+ / B1

 Arch Coal, Inc., 7.0%, 6/15/19

 49,875

 75,000

 B / B3

 Murray Energy Corp., 10.25%, 10/15/15

 78,750

 250,000

 B- / Caa1

 Xinergy Corp., 9.25%, 5/15/19

 252,500

 $

 481,625

 Oil & Gas Drilling - 0.9%

 100,000

 NR / NR

 Ocean Rig UDW Inc., 9.5%, 4/27/16

 $

 99,500

 100,000

 B- / NR

 Offshore Group Investments Ltd., 11.5%, 8/1/15

 108,750

 $

 208,250

 Oil & Gas Equipment And Services - 1.1%

 100,000

 B- / B2

 Expro Finance Luxembourg SCA, 8.5%, 12/15/16

 $

 96,500

 100,000

 B- / Caa1

 Forbes Energy Services Ltd., 9.0%, 6/15/19

 98,500

 50,000

 BB / Ba3

 Oil States International, Inc., 6.5%, 6/1/19

 50,250

 $

 245,250

 Oil & Gas Exploration & Production - 5.8%

 100,000

 CCC+ / Caa1

 Brigham Exploration Co., 6.875%, 6/1/19

 $

 99,500

 100,000

 B- / Caa1

 Chaparral Energy, Inc., 8.25%, 9/1/21

 100,750

 100,000

 BB / B3

 Concho Resources, Inc., Midland TX, 6.5%, 1/15/22

 100,250

 100,000

 B- / Caa1

 Energy Partners Ltd., 8.25%, 2/15/18

 94,500

 100,000

 B- / B3

 EV Energy Partners LP, 8.0%, 4/15/19

 100,375

 100,000

 CCC+ / Caa1

 Goodrich Petroleum Corp., 8.875%, 3/15/19

 100,000

 100,000

 B+ / NR

 MIE Holdings Corp., 9.75%, 5/12/16

 98,500

 100,000

 B- / Caa1

 Oasis Petroleum, Inc., 7.25%, 8/1/11

 99,250

 100,000

 BB- / B2

 Penn Virginia Corp., 7.25%, 4/15/19

 96,750

 100,000

 B+ / B3

 Petrohawk Energy Corp., 6.25%, 6/1/19

 97,750

 100,000

 B- / B3

 Quicksilver Resources Inc., 7.125%, 4/1/16

 98,500

 100,000

 B / Caa1

 Stone Energy Corp., 8.625%, 2/1/17

 103,000

 100,000

 B / Caa1

 W&T Offshore, Inc., 8.5%, 6/15/19

 101,250

 $

 1,290,375

 Total Energy

 $

 2,225,500

 Materials - 8.6%

 Commodity Chemicals - 0.5%

 100,000

 CCC+ / B3

 Hexion US Finance Corp., 8.875%, 2/1/18 (144A)

 $

 104,000

 Diversified Chemical - 1.0%

 125,000

 BB- / Ba3

 Celanese US Holdings LLC, 5.875%, 6/15/21

 $

 127,813

 100,000

 CCC / Caa2

 Ineos Group Holdings Plc, 8.5%, 2/15/16 (144A)

 98,750

 $

 226,563

 Diversified Metals & Mining - 1.7%

 100,000

 B- / NR

 Mirabela Nickel Ltd., 8.75%, 4/15/18

 $

 99,500

 75,000

 BB- / B1

 Quadra FNX Mining Ltd., 7.75%, 6/15/19

 75,750

 200,000

 BB / Ba2

 Vedanta Resources Plc, 8.25%, 6/7/21

 201,500

 $

 376,750

 Metal & Glass Containers - 2.7%

 130,000

 B- / B2

 AEP Industries, Inc., 8.25%, 4/15/19

 $

 130,325

 100,000

 B- / Caa1

 ARD Finance SA, 11.125%, 6/1/18

 102,250

 150,000

 BB- / Ba3

 Ardagh Packaging Finance Plc, 7.375%, 10/15/17

 218,889

 100,000

 BB+ / Ba2

 OI European Group BV, 6.75%,  9/15/20

 144,474

 $

 595,938

 Paper Packaging - 0.5%

 100,000

 B / B3

 Packaging Dynamics Corp., 8.75%, 2/1/16

 $

 101,500

 Paper Products - 0.9%

 100,000

 CCC+ / Caa1

 Exopack Holding Corp., 10.0%, 6/1/18

 $

 99,250

 100,000

 B+ / B2

 Longview Fibre Paper, 8.0%, 6/1/16

 100,500

 $

 199,750

 Specialty Chemicals - 0.4%

 100,000

 BB- / Ba2

 Nova Chemicals Corp., 7.875%, 9/15/25

 $

 100,250

 Steel - 0.9%

 100,000

 B+ / B3

 Essar Steel Algoma, Inc., 9.375%, 3/15/15

 $

 100,250

 100,000

 NR / B2

 Metinvest BV, 8.75%, 2/14/18

 103,500

 $

 203,750

 Total Materials

 $

 1,908,501

 Capital Goods - 6.4%

 Aerospace & Defense - 0.5%

 100,000

 B / B3

 ADS Tactical, Inc., 11.0%, 4/1/18

 $

 105,500

 Construction & Engineering - 0.5%

 100,000

 B+ / Ba3

 Empresas ICA SAB de CV, 8.9%, 2/4/21

 $

 104,000

 Construction & Farm Machinery & Heavy Trucks - 0.5%

 100,000

 B- / NR

 Commercial Vehicle Group, Inc., 7.875%, 4/15/19

 $

 100,000

 Electrical Component & Equipment - 0.9%

 100,000

 B / B3

 Coleman Cable Inc., 9.0%, 2/15/18

 $

 104,500

 100,000

 B / B2

 WireCo WorldGroup, 9.5%, 5/15/17

 105,500

 $

 210,000

 Industrial Conglomerates - 0.9%

 100,000

 B / NR

 Cia Latinoamericana de Infraestructura & Servicios SA, 9.5%, 12/15/16

 $

 100,000

 100,000

 CCC+ / B3

 Park-Ohio Industries, Inc., 8.125%, 4/1/21

 100,000

 $

 200,000

 Industrial Machinery - 1.8%

 100,000

 B / B3

 Liberty Tire Recycling, 11.0%, 10/1/16

 $

 104,500

 100,000

 CCC+ / B3

 Mueller Water Products, 7.375%, 6/1/17

 94,000

 100,000

 B+ / Aaa

 WPE International, 10.375%, 9/30/20

 100,000

 100,000

 B / B3

 Xerium Technologies, Inc., 8.875%, 6/15/18

 99,390

 $

 397,890

 Trading Companies & Distributors - 1.3%

 100,000

 BBB- / BBB-

 Aviation Capital Group Corp., 6.75%, 4/6/21

 $

 98,655

 100,000

 B / B2

 Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.25%, 1/15/19

 101,250

 100,000

 B- / B3

 Intcomex, Inc., 13.25%, 12/15/14

 100,000

 $

 299,905

 Total Capital Goods

 $

 1,417,295

 Commercial Services & Supplies - 0.8%

 Environmental & Facilities Services - 0.5%

 100,000

 B- / B3

 WCA Waste Corp., 7.5%, 6/15/19

 $

 99,875

 Security & Alarm Services - 0.3%

 75,000

 CCC+ / Caa1

 WP Rocket Merger Sub, 10.125%, 7/15/19

 $

 75,750

 Total Commercial Services & Supplies

 $

 175,625

 Transportation - 2.3%

 Airlines - 0.5%

 100,000

 B / NR

 TAM Capital 3, Inc., 8.375%, 6/3/21

 $

 101,250

 Airport Services - 0.9%

 100,000

 B / B2

 Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20

 $

 107,633

 100,000

 B / B2

 Aguila 3 SA, 7.875%, 1/31/18

 100,625

 $

 208,258

 Marine - 0.4%

 100,000

 B+ / B3

 Navios South America Logistics Inc., 9.25%, 4/15/19

 $

 100,750

 Trucking - 0.5%

 100,000

 B / B3

 Syncreon Global Ireland Ltd., 9.5%, 5/1/18

 $

 103,000

 Total Transportation

 $

 513,258

 Automobiles & Components - 1.8%

 Auto Parts & Equipment - 0.9%

 100,000

 CCC+ / Caa1

 Allison Transmission, Inc., 7.125%, 5/15/19

 $

 97,250

 100,000

 B / B3

 International Automotive Components Group SL, 9.125%, 6/1/18

 102,250

 $

 199,500

 Automobile Manufacturers - 0.9%

 100,000

 NR / Ba1

 Automotores Gildemeister SA, 8.25%, 5/24/21

 $

 103,000

 100,000

 B / B2

 Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21

 98,000

 $

 201,000

 Total Automobiles & Components

 $

 400,500

 Consumer Durables & Apparel - 0.6%

 Leisure Products - 0.6%

 100,000

 CCC+ / NR

 Heckler & Koch GmbH, 9.5%, 5/15/18

 $

 137,940

 Total Consumer Durables & Apparel

 $

 137,940

 Consumer Services - 0.9%

 Casinos & Gaming - 0.4%

 100,000

 8.25

 BB / Ba2

 Lottomatica Spa, Floating Rate Note, 3/31/66 (144A)

 $

 100,000

 Hotels, Resorts & Cruise Lines - 0.5%

 100,000

 B- / B3

 Seven Seas Cruises S de RL LLC, 9.125%, 5/15/19

 $

 103,000

 Total Consumer Services

 $

 203,000

 Media - 3.1%

 Broadcasting - 2.2%

 100,000

 BB- / B1

 CCO Holdings Capital Corp., 6.5%, 4/30/21

 $

 98,625

 150,000

 CCC+ / B3

 Cumulus Media, Inc., 7.75%, 5/1/19

 144,750

 100,000

 B / B2

 Nara Cable Funding Ltd., 8.875%, 12/1/18

 146,652

 100,000

 CCC+ / Caa2

 Univision Communications, Inc., 8.5%, 5/15/21

 99,750

 $

 489,777

 Movies & Entertainment - 0.9%

 100,000

 B- / B3

 Production Resource Group, Inc., 8.875%, 5/1/19

 $

 99,250

 100,000

 B- / B3

 Regal Entertainment Group, 9.125%, 8/15/18

 103,500

 $

 202,750

 Total Media

 $

 692,527

 Retailing - 1.6%

 Apparel Retail - 0.6%

 150,000

 B+ / B3

 Brown Shoe Co, Inc., 7.125%, 5/15/19

 $

 143,250

 Department Stores - 0.5%

 100,000

 B / NR

 Grupo Famsa SAB de C, 11.0%, 7/20/15

 $

 107,700

 Distributors - 0.5%

 100,000

 B / B3

 Minerva Overseas II, 10.875%, 11/15/19 (144A)

 $

 109,875

 Total Retailing

 $

 360,825

 Food Beverage & Tobacco - 1.3%

 Packaged Foods & Meats - 0.9%

 100,000

 B- / B3

 FAGE Dairy Industry, 9.875%, 2/1/20 (144A)

 $

 100,000

 100,000

 BB- / Caa1

 Pilgrim's Pride Corp., 7.875%, 12/15/18

 92,500

 $

 192,500

 Tobacco - 0.4%

 100,000

 B / B2

 Alliance One International Inc., 10.0%, 7/15/16

 $

 96,500

 Total Food Beverage & Tobacco

 $

 289,000

 Health Care Equipment & Services - 2.7%

 Health Care Facilities - 1.2%

 100,000

 B- / B3

 Kindred Escrow Corp., 8.25%, 6/1/19

 $

 99,500

 100,000

 B- / B3

 Vanguard Health Holding Co. II LLC, 7.75%, 2/1/19

 101,250

 100,000

 CCC+ / Caa1

 Vanguard Health Systems, Inc., 0.0%, 2/1/16

 65,875

 $

 266,625

 Health Care Services - 1.2%

 150,000

 B- / Caa1

 *CA BioScrip Inc., 10.25%, 10/1/15

 $

 156,563

 100,000

 B- / B2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 105,500

 $

 262,063

 Health Care Technology - 0.3%

 75,000

 B- / B3

 MedAssets, Inc., 8.0%, 11/15/18

 $

 74,250

 Total Health Care Equipment & Services

 $

 602,938

 Pharmaceuticals & Biotechnology - 0.5%

 Biotechnology - 0.4%

 100,000

 B / Caa1

 ConvaTec Healthcare E SA, 10.5%, 12/15/18

 $

 100,000

 Total Pharmaceuticals & Biotechnology

 $

 100,000

 Banks - 0.9%

 Diversified Banks - 0.9%

 100,000

 NR / Ba1

 Banco Industrial, 8.5%, 4/27/20

 $

 105,000

 100,000

 NR / Baa2

 BanColombia SA, 5.95%, 6/3/21

 101,500

 $

 206,500

 Total Banks

 $

 206,500

 Diversified Financials - 3.2%

 Consumer Finance - 0.7%

 50,000

 B / B3

 Springleaf Finance Corp., 6.9%, 12/15/17

 $

 45,875

 100,000

 NR / NR

 Tarjeta Naranja SA, 9.0%, 2/1/17

 102,750

 $

 148,625

 Diversified Finance Services - 2.0%

 100,000

 BBB+ / Baa1

 JPMorgan Chase & Co., 7.9%, 4/29/49

 $

 107,409

 250,000

 6.07

 BB+ / NR

 Lodestone Re Ltd., Floating Rate Note, 1/8/14

 250,000

 100,000

 B+ / B1

 Marfrig Holding Europe BV, 8.375%, 5/9/18

 95,550

 $

 452,959

 Investment Banking & Brokerage - 0.4%

 100,000

 A- / A2

 Macquarie Bank Ltd., 6.625%, 4/7/21

 $

 100,607

 Total Diversified Financials

 $

 702,191

 Insurance - 4.0%

 Insurance Brokers - 1.6%

 100,000

 CCC+ / Caa1

 Hub International Holdings, 10.25%, 6/15/15 (144A)

 $

 100,000

 100,000

 NR / B1

 Towergate Finance Plc, 8.5%, 2/15/18

 159,063

 100,000

 CCC / Caa1

 Usi Holdings Corp., 9.75%, 5/15/15 (144A)

 100,250

 $

 359,313

 Property & Casualty Insurance - 1.1%

 100,000

 BB / Ba2

 White Mountains Re Group Ltd., 7.506%, 5/29/49

 $

 95,409

 150,000

 BBB- / Ba1

 XL Group Plc, 6.5%, 3/29/49

 137,625

 $

 233,034

 Reinsurance - 1.3%

 50,000

 BBB- / Baa3

 Reinsurance Group of America, Inc., 6.75%, 12/15/65

 $

 47,767

 250,000

 8.50

 NR / NR

 Successor X Ltd., Floating Rate Note, 2/25/14

 250,000

 $

 297,767

 Total Insurance

 $

 890,114

 Real Estate - 0.4%

 Diversified Real Estate Investment Trust, - 0.4%

 100,000

 BB- / Ba3

 CNL Income Properties Inc., 7.25%, 4/15/19

 $

 90,500

 Total Real Estate

 $

 90,500

 Technology Hardware & Equipment - 1.1%

 Computer Storage & Peripherals - 0.9%

 200,000

 BB+ / Ba1

 Seagate HDD Cayman, 7.0%, 11/1/21

 $

 200,000

 Electronic Components - 0.2%

 50,000

 BB+ / NR

 Vishay Intertechnology, Inc., 2.25%, 5/15/41

 $

 46,938

 Total Technology Hardware & Equipment

 $

 246,938

 Semiconductors - 0.6%

 Semiconductor Equipment - 0.4%

 100,000

 BB / Ba3

 Amkor Technology, Inc., 6.625%, 6/1/21

 $

 96,250

 Semiconductors - 0.2%

 50,000

 NR / NR

 JinkoSolar Holding Co. Ltd., 4.0%, 5/15/16

 $

 45,813

 Total Semiconductors

 $

 142,063

 Telecommunication Services - 1.9%

 Alternative Carriers - 0.5%

 100,000

 CCC+ / Caa1

 Paetec Holdings, 9.5%, 7/15/15

 $

 103,750

 Integrated Telecommunication Services - 0.4%

 100,000

 B / B2

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 $

 99,750

 Wireless Telecommunication Services - 0.9%

 100,000

 NR / NR

 GTP Acquisition Partners I LLC, 7.628%, 6/15/16

 $

 101,500

 100,000

 B / B2

 MetroPCS Wireless, Inc., 7.875%, 9/1/18

 105,875

 $

 207,375

 Total Telecommunication Services

 $

 410,875

 Utilities - 1.6%

 Electric Utilities - 0.5%

 100,000

 CCC / B2

 Texas Competitive Electric Holdings Co LLC, 11.5%, 10/1/20

 $

 98,250

 Independent Power Producer & Energy Traders - 1.1%

 100,000

 NR / B1

 Inkia Energy Ltd., 8.375%, 4/4/21

 $

 102,500

 150,000

 BB- / B1

 NRG Energy, Inc., 7.625%, 5/15/19

 149,250

 $

 251,750

 Total Utilities

 $

 350,000

 TOTAL CORPORATE BONDS

 (Cost  $12,158,054)

 $

 12,066,090

 FOREIGN GOVERNMENT BONDS - 0.4%

 100,000

 B / B3

 Provincia de Buenos Aires/ Argentina, 10.875%, 1/26/21

 $

 94,300

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost  $93,938)

 $

 94,300

 MUNICIPAL BONDS - 3.1%

 Municipal  Airport - 0.6%

 150,000

 NR / NR

 Charlotte NC SPL Facs Rev, 5.60%, 7/1/27

 $

 131,126

 Municipal  Development - 0.4%

 100,000

 NR / NR

 California State Enterprise Development Authority, 8.5%, 4/1/31

 $

 102,242

 Municipal  General - 0.9%

 100,000

 BB+ / Ba1

 Central Texas Regional Mobility Authority, 6.75%, 1/1/41

 $

 96,885

 100,000

 A+ / A1

 New Jersey Transport Trust Fund Authority, 5.5%, 6/15/41

 103,169

 $

 200,054

 Municipal  Medical - 1.2%

 100,000

 AA- / A1

 Massachusetts Development Finance Agency, 5.25%, 4/1/37

 $

 100,980

 150,000

 A / NR

 New Hampshire Health, 6.5%, 1/01/41

 158,148

 $

 259,128

 TOTAL MUNICIPAL BONDS

 (Cost  $672,203)

 $

 692,550

 SENIOR FLOATING RATE LOAN INTERESTS ** - 11.2%

 Energy - 2.0%

 Integrated Oil & Gas - 0.9%

 100,000

 7.00

 B+ / Caa3

 Big West Oil LLC, L+5.5%, 3/31/16

 $

 100,813

 113,082

 4.50

 BBB / Baa2

 Glenn Pool Oil & Gas Trust, L+2.5%, 6/1/16

 113,368

 $

 214,181

 Oil & Gas Equipment And Services - 1.0%

 220,588

 6.25

 NR / NR

 Frac Tech Services LLC/Frac Tech Finance, Inc., L+4.75%, 4/19/16

 $

 220,502

 Total Energy

 $

 434,683

 Materials - 0.5%

 Paper Products - 0.4%

 100,000

 6.50

 NR / NR

 Exopack Holding Corp., L+5.0%, 5/6/17

 $

 100,000

 Total Materials

 $

 100,000

 Capital Goods - 1.6%

 Aerospace & Defense - 1.1%

 100,000

 BB- / B2

 API Technologies Corp., L+6.0%, 6/1/16

 $

 98,000

 150,000

 9.25

 B- / Caa2

 IAP Worldwide Service, L+3.0%, 12/20/12

 150,094

 $

 248,094

 Electrical Component & Equipment - 0.5%

 102,940

 5.76

 NR / NR

 Scotsman Industries, Inc., L+4.25%, 4/30/16

 $

 103,326

 Total Capital Goods

 $

 351,420

 Commercial Services & Supplies - 0.7%

 Environmental & Facilities Services - 0.7%

 150,000

 7.25

 BB- / Baa3

 Brickman Group Holdings, Inc., L+5.25%, 9/21/16

 $

 152,227

 Total Commercial Services & Supplies

 $

 152,227

 Automobiles & Components - 1.3%

 Auto Parts & Equipment - 0.8%

 85,526

 3.68

 BBB- / Baa3

 Delphi Automotive LLP, L+2.5%, 3/31/17

 $

 85,989

 100,000

 5.25

 B+ / Ba3

 Metaldyne Corp., L+4.0%, 5/2/17

 100,188

 $

 186,177

 Automobile Manufacturers - 0.4%

 100,000

 6.00

 NR / NR

 Chrysler Group LLC, L+4.75%, 4/28/17

 $

 97,667

 Total Automobiles & Components

 $

 283,844

 Retailing - 0.4%

 Computer & Electronics Retail - 0.4%

 100,000

 11.00

 NR / NR

 Targus Group International, L+9.5%, 5/12/16

 $

 98,750

 Total Retailing

 $

 98,750

 Health Care Equipment & Services - 2.0%

 Health Care Facilities - 1.3%

 200,000

 5.00

 CCC+ / Caa1

 IASIS Healthcare LLC / IASIS Capital Corp., L+3.75%, 4/18/18

 $

 200,100

 100,000

 5.50

 BB- / Ba3

 Select Medical Holdings Corp., L+3.75%, 4/25/18

 98,375

 $

 298,475

 Health Care Services - 0.7%

 150,000

 5.75

 NR / NR

 Renal Advantage Holdings, Inc., L+4.25%, 11/12/16

 $

 150,563

 Total Health Care Equipment & Services

 $

 449,038

 Pharmaceuticals & Biotechnology - 0.5%

 Biotechnology - 0.4%

 100,000

 5.50

 NR / NR

 Axcan Intermediate Holdings, Inc., L+4.0%, 1/25/17

 $

 100,000

 Total Pharmaceuticals & Biotechnology

 $

 100,000

 Diversified Financials - 0.5%

 100,000

 5.25

 NR / NR

 WorldPay, L+4.5%, 8/6/17

 $

 100,104

 Software & Services - 1.6%

 Application Software - 1.6%

 246,759

 6.50

 BB- / Ba2

 Allen Systems Group, Inc., L+4.75%, 11/22/15

 $

 247,531

 100,000

 5.25

 BB- / NR

 Vertafore, Inc., L+3.75%, 7/31/16

 100,438

 Total Software & Services

 $

 347,969

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost  $2,409,523)

 $

 2,418,035

 EXCHANGE TRADED FUND - 0.2%

 2,000

 NR / NR

 UBS E-TRACS Daily Long-Short VIX ETN

 $

 50,560

 TOTAL EXCHANGE TRADED FUND

 (Cost  $49,340)

 $

 50,560

 TOTAL INVESTMENT IN SECURITIES - 80.8%

 (Cost  $18,077,018) (a)

 $

 17,872,769

 OTHER ASSETS AND LIABILITIES - 19.2%

 $

 4,253,961

 TOTAL NET ASSETS - 100.0%

 $

 22,126,730

 NR

 Not rated by either S&P or Moody's.

 **

Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit  or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At June 30, 2011, the value of these securities amounted to $712,875 or 3.2% of total net assets.

 (a)

 At June 30, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $18,077,018 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

                 -

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (204,249)

 Net unrealized gain

 $

 (204,249)

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at period end

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

$
-

$
84,113

$
-

$
84,113

 Collateralized Mortgage Obligations

-

845,545

-

845,545

 Convertible Corporate Bonds

-

1,206,253

-

1,206,253

 Corporate Bonds

-

12,066,090

-

12,066,090

 Exchange traded funds

50,560

-

-

50,560

 Foreign government bonds

-

94,300

-

94,300

 Municipal Bonds

-

692,550

-

692,550

 Preferred Stocks

415,323

-

-

415,323

 Senior secured floating rate loan interest

-

2,418,035

-

2,418,035

 Total

$
465,883

$
17,406,886

$
-

$
17,872,769

 Pioneer Multi-Asset Floating Rate Fund

 Schedule of Investments  06/30/2011

 Shares

 Floating

 S&P/Moody's

 Value

 Rate (b)

 Ratings

 (unaudited)

 ASSET BACKED SECURITIES - 21.2%

 Materials - 5.3%

 Aluminum - 0.5%

 100,000

 AAA / Baa2

 Bayview Financial Acquisition Trust, 6.205%, 5/28/37

 $

 98,033

 Diversified Metals & Mining - 0.3%

 58,692

 NR / Ba1

 Greenpoint Manufactured Housing, 7.59%, 11/15/28

 $

 60,134

 Paper Products - 0.7%

 150,000

 0.92

 AA+ / A2

 American Express Credit Account Master Trust, Floating Rate Note, 5/15/15

 $

 150,433

 Precious Metals & Minerals - 1.2%

 250,000

 2.46

 BBB+ / Ba3

 Madison Avenue Manufactured Housing, Floating Rate Note, 3/25/32

 $

 244,077

 Steel - 2.6%

 117,199

 A / A2

 American General Mortgage Loan Trust, 4.69%, 4/25/33

 $

 115,160

 52,423

 A- / Baa1

 Equivantage Home Equity Loan Trust, 8.05%, 3/25/28

 51,234

 300,000

 0.75

 AAA / Aa2

 First NLC Trust, Floating Rate Note, 9/25/35

 280,052

 117,153

 0.55

 B / A2

 IXIS Real Estate Capital Trust, Floating Rate Note, 2/25/36

 101,656

 $

 548,102

 Total Materials

 $

 1,100,779

 Automobiles & Components - 0.5%

 Automobile Manufacturers - 0.5%

 100,000

 BBB / NR

 Santander Drive Auto Receivables Trust, 3.35%, 6/15/17

 $

 99,910

 Total Automobiles & Components

 $

 99,910

 Banks - 5.5%

 Thrifts & Mortgage Finance - 5.5%

 190,000

 0.74

 AA+ / A3

 Countrywide Asset Backed Certificates, Floating Rate Note, 11/25/35

 $

 174,082

 112,226

 0.24

 A / Ba1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 7/25/37

 109,642

 46,593

 0.55

 AAA / A1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/33

 41,998

 110,077

 0.54

 BBB / Baa3

 Countrywide Home Equity Loan Trust, Floating Rate Note, 11/15/28

 104,236

 136,575

 1.11

 AA- / B2

 Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 11/25/33

 124,040

 135,504

 2.76

 AAA / A1

 FBR Securitization Trust, Floating Rate Note,  9/25/35

 128,138

 145,566

 0.53

 AAA / B1

 Morgan Stanley Home Equity Loan Trust, Floating Rate Note, 9/25/35

 117,062

 95,430

 0.80

 NR / Aaa

 NCUA Guaranteed Notes, Floating Rate Note, 12/8/20

 95,974

 23,024

 0.45

 AAA / Aa3

 Option One Mortgage Loan Trust, Floating Rate Note, 11/25/35

 21,729

 93,664

 0.25

 AAA / Baa3

 Option One Mortgage Trust, Floating Rate Note, 1/25/37

 92,433

 36,820

 0.41

 AAA / Aa3

 Residential Asset Securities Corp., Floating Rate Note, 12/25/35

 36,265

 97,329

 AAA / Baa2

 Structured Asset Securities Corp., 4.51%, 2/25/35

 97,415

 $

 1,143,014

 Total Banks

 $

 1,143,014

 Diversified Financials - 4.6%

 Diversified Finance Services - 2.7%

 24,832

 AAA / Aaa

 BMW Vehicle Lease Trust, 2.91%, 3/15/12

 $

 24,859

 100,000

 AAA / Aaa

 BMW Vehicle Lease Trust, 3.66%, 8/15/13

 100,383

 55,902

 0.32

 AAA / Aaa

 Nelnet Student Loan Trust, Floating Rate Note, 12/27/16

 55,869

 281,863

 AAA / Aaa

 Nissan Auto Lease Trust, 3.51%, 11/17/14

 282,209

 97,806

 AAA / Aaa

 World Omni Auto Receivables Trust, 5.39%, 5/15/13

 99,387

 $

 562,707

 Specialized Finance - 1.8%

 100,000

 BBB- / Baa3

 Dominos Pizza Master Issuer, 5.261%, 4/25/37

 $

 101,250

 101,800

 0.51

 AAA / Aa1

 New Century Home Equity Loan Trust, Floating Rate Note, 6/25/35

 99,085

 192,571

 0.40

 AAA / Aaa

 SLM Student Loan Trust, Floating Rate Note, 4/25/19

 192,159

 $

 392,494

 Total Diversified Financials

 $

 955,201

 Real Estate - 0.7%

 Mortgage Real Estate Investments Trust - 0.7%

 149,558

 NR / NR

 Real Estate Asset Trust, 5.44%, 6/25/31

 $

 149,558

 Total Real Estate

 $

 149,558

 Government - 4.7%

 298,306

 0.54

 NR / NR

 Freddie Mac REMICS, Floating Rate Note, 5/15/29

 $

 298,307

 232,545

 0.64

 NR / NR

 Freddie Mac REMICS, Floating Rate Note, 12/15/32

 232,874

 34,371

 NR / NR

 Freddie Mac REMICS, 4.5%, 4/15/17

 34,660

 25,964

 NR / NR

 Freddie Mac REMICS, 5.0%, 11/15/28

 26,274

 373,709

 NR / NR

 Freddie Mac REMICS, 5.0%, 12/15/29

 383,320

 $

 975,435

 Total Government

 $

 975,435

 TOTAL ASSET BACKED SECURITIES

 (Cost  $4,428,627)

 $

 4,423,897

 COLLATERALIZED MORTGAGE OBLIGATIONS - 25.8%

 Banks - 16.0%

 Thrifts & Mortgage Finance - 16.0%

 87,373

 0.95

 AAA / Aaa

 Adjustable Rate Mortgage, Floating Rate Note, 3/25/35

 $

 84,095

 29,562

 0.49

 AAA / Aaa

 Adjustable Rate Mortgage Trust, Floating Rate Note, 6/25/35

 28,806

 100,000

 1.71

 AAA / Aaa

 Arkle Master Issuer, Floating Rate Note, 5/17/60

 100,275

 108,636

 0.27

 CCC / B2

 Banc of America Fund, Floating Rate Note, 5/20/47

 103,162

 110,000

 AAA / A2

 BCAP LLC Trust, 5.0%, 11/25/36

 112,159

 182,741

 3.11

 AAA / A1

 Chase Mortgage Finance Corp., Floating Rate Note, 2/25/37

 183,823

 59,722

 AAA / NR

 Citigroup Mortgage L, 6.5%, 6/25/16

 59,873

 195,123

 0.32

 AAA / Aaa

 Commercial Mortgage Pass Through, Floating Rate Note, 12/15/20

 189,851

 149,881

 0.40

 A+ / Aa3

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 6/15/22

 136,538

 99,766

 0.53

 AAA / Aaa

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/15/17

 94,145

 178,582

 0.58

 AA- / Aa1

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/15/17

 167,091

 149,827

 0.58

 AAA / Aaa

 Countrywide Alternative Loan T, Floating Rate Note, 10/25/34

 134,593

 103,919

 0.64

 AAA / Ba1

 Countrywide Alternative Loan T, Floating Rate Note, 9/25/34

 99,399

 86,118

 0.59

 AAA / Aaa

 Countrywide Alternative Loan Trust, Floating Rate Note, 2/25/33

 82,572

 198,427

 AAA / Aaa

 First Union-Lehman Brothers- Bank of America, 6.778%, 11/18/35

 202,080

 139,910

 0.51

 AAA / A2

 Global Mortgage Sec, Floating Rate Note, 11/25/32

 132,401

 150,000

 1.68

 AAA / Aaa

 Holmes Master Issuer, Floating Rate Note, 10/15/54

 150,407

 200,000

 0.34

 A- / Aa3

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 5/15/47

 185,349

 48,000

 NR / Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., 5.45%, 12/12/43

 49,008

 124,442

 AAA / Aaa

 LB-UBS Commercial Mortgage Trust, 4.83%, 11/15/27

 126,722

 125,000

 AAA / Aaa

 LB-UBS Commercial Mortgage Trust, 4.647%, 7/15/30

 126,308

 4,777

 AAA / Aaa

 LB-UBS Commercial Mortgage Trust, 5.532%, 3/15/32

 4,782

 4,992

 AAA / NR

 LB-UBS Commercial Mortgage Trust, 6.365%, 12/15/28

 4,992

 11,205

 AAA / NR

 MASTR Asset Securitization Trust, 4.75%, 1/25/14

 11,404

 228,663

 0.66

 AAA / NR

 Residential Asset Securities, Floating Rate Note, 5/25/33

 210,807

 137,531

 0.00

 AAA / Baa2

 Sequoia Mortgage Trust, Floating Rate Note, 3/20/35

 112,467

 115,891

 AAA / Baa1

 Structured Asset Securities Corp., 2.5615%, 7/25/33

 101,527

 129,376

 AAA / Baa3

 WaMu Mortgage Pass Through, 2.578211%, 6/25/34

 125,719

 82,916

 AAA / A3

 WaMu Mortgage Pass Through Certificates, 2.607%, 1/25/33

 77,406

 155,025

 AAA / NR

 WaMu Mortgage Pass Through Certificates, 2.73272%,  1/25/35

 148,872

 $

 3,346,633

 Total Banks

 $

 3,346,633

 Diversified Financials - 9.3%

 Consumer Finance - 0.2%

 45,934

 AAA / NR

 GMAC Mortgage Corp., 5.0%, 11/25/33

 $

 45,978

 Diversified Finance Services - 6.5%

 150,000

 0.32

 BBB+ / A2

 Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 2/15/22

 $

 137,421

 134,664

 0.33

 AAA / Aaa

 Crusade Global Trust, Floating Rate Note, 4/19/38

 128,649

 200,000

 0.39

 NR / Aaa

 Global Tower Partners Acquisition Partners LLC, Floating Rate Note, 5/15/37

 197,096

 54,154

 AAA / Aaa

 Greenwich Capital Commercial Funding Co., 5.117%, 4/10/37

 54,645

 100,000

 0.92

 BBB- / A3

 Morgan Stanley Capital, Floating Rate Note, 12/15/20

 90,610

 226,605

 AAA / NR

 Morgan Stanley Capital, 5.606%, 6/11/42

 230,937

 100,000

 0.80

 BBB+ / A2

 Morgan Stanley Capital I, Floating Rate Note, 12/15/20

 91,537

 47,316

 4.89

 AAA / NR

 Morgan Stanley Capital I, Floating Rate Note, 8/13/42

 47,720

 136,653

 5.50

 AAA / B2

 RALI 2004-QS16 1A1, Floating Rate Note, 12/25/34

 138,274

 124,838

 0.74

 AAA / Ba1

 Residential Accredit, Floating Rate Note, 1/25/34

 119,268

 140,834

 0.74

 AAA / Baa1

 Residential Accredit Loans Inc, Floating Rate Note, 10/25/17

 133,351

 $

 1,369,508

 Investment Banking & Brokerage - 2.0%

 196,467

 NR / Aaa

 Banc of America Commercial Mortgage, Inc., 5.381%, 1/15/49

 $

 196,467

 125,000

 AAA / Aa1

 Bank of America Commercial Mortgage, Inc., 6.349%, 6/11/35

 126,888

 9,100

 NR / Aaa

 Bear Stearns Commercial Mortgage Securities, 4.24%, 8/13/39

 9,218

 40,000

 AAA / NR

 Morgan Stanley Dean Witter Capital I, 5.93%, 12/15/33

 41,329

 45,000

 BB- / NR

 Morgan Stanley Dean Witter Capital I, 7.696%, 2/15/33

 44,908

 $

 418,810

 Specialized Finance - 0.4%

 100,000

 1.43

 AAA / Aaa

 Permanent Master Issuer Plc, Floating Rate Note, 7/15/42

 $

 99,853

 Total Diversified Financials

 $

 1,934,149

 Real Estate - 0.5%

 Mortgage Real Estate Investment Trust - 0.5%

 114,063

 1.54

 AA+ / Aa2

 Credit Suisse First Boston Mortgage, Floating Rate Note, 12/25/33

 $

 109,533

 Total Real Estate

 $

 109,533

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost  $5,384,886)

 $

 5,390,315

 CORPORATE BONDS - 27.6%

 Energy - 2.7%

 Oil & Gas Exploration & Production - 0.7%

 150,000

 A / A2

 Burlington Resources, 6.5%, 12/01/11

 $

 153,705

 Oil & Gas Refining & Marketing - 0.8%

 150,000

 BBB / Baa2

 Valero Energy Corp., 6.875%,  4/15/12

 $

 156,860

 Oil & Gas Storage & Transportation - 1.2%

 250,000

 BBB / Baa2

 Kinder Morgan Energy Partners LP, 7.125%, 3/15/12

 $

 260,966

 Total Energy

 $

 571,531

 Transportation - 0.6%

 Railroads - 0.6%

 125,000

 BBB+ / Baa2

 Union Pacific Corp., 6.125%, 1/15/12

 $

 128,508

 Total Transportation

 $

 128,508

 Consumer Durables & Apparel - 0.5%

 Household Appliances - 0.5%

 100,000

 BBB- / Baa3

 Whirlpool Corp., 8.0%, 5/1/12

 $

 105,658

 Total Consumer Durables & Apparel

 $

 105,658

 Media - 0.2%

 Broadcasting - 0.2%

 45,000

 BBB+ / Baa1

 Comcast Corp., 9.8%, 2/1/12

 $

 47,322

 Total Media

 $

 47,322

 Food Beverage & Tobacco - 1.4%

 Packaged Foods & Meats - 0.5%

 100,000

 BBB- / Baa2

 Kraft Foods, Inc., 6.25%, 6/1/12

 $

 104,990

 Tobacco - 0.9%

 175,000

 BBB / WR

 UST Inc., 6.625%, 7/15/12

 $

 184,930

 Total Food Beverage & Tobacco

 $

 289,920

 Banks - 5.7%

 Diversified Banks - 3.1%

 105,000

 A / A1

 HSBC Holdings Plc, 5.25%, 12/12/12

 $

 110,754

 125,000

 AA- / Aa2

 Svenska Handelsbanken AB, 2.875%, 9/14/12

 127,695

 128,000

 0.59

 A+ / A2

 Wachovia Corp., Floating Rate Note, 10/28/15

 121,606

 100,000

 0.61

 AA- / A1

 Wachovia Corp., Floating Rate Note, 8/1/13

 100,000

 190,000

 1.04

 AA / Aa2

 Westpac Banking Corp., Floating Rate Note, 12/9/13

 190,794

 $

 650,849

 Regional Banks - 2.6%

 100,000

 0.97

 A / A2

 BB&T Corp., Floating Rate Note, 4/28/14

 $

 100,141

 100,000

 0.45

 A / A3

 PNC Funding Corp., Floating Rate Note, 1/31/14

 99,368

 250,000

 0.45

 A+ / Aa3

 State Street Bank and Trust Co., Floating Rate Note, 12/8/15

 241,374

 100,000

 0.56

 A+ / Aa3

 US Bank NA/Cincinnati OH, Floating Rate Note, 10/14/14

 99,241

 $

 540,124

 Total Banks

 $

 1,190,973

 Diversified Financials - 11.0%

 Asset Management & Custody Banks - 0.5%

 100,000

 AA- / Aa2

 Bank of New York Mellon Corp., 4.5%, 4/1/13

 $

 106,249

 Consumer Finance - 2.4%

 100,000

 1.91

 BBB+ / A2

 American Express Credit Corp., Floating Rate Note, 6/19/13

 $

 102,136

 156,000

 A- / A3

 BMW Finance NV, 4.5%, 7/7/11

 156,033

 240,000

 BBB / Baa1

 Capital One Financial Corp., 4.8%, 2/21/12

 245,768

 $

 503,937

 Diversified Financial Services - 4.6%

 200,000

 1.31

 AA+ / Aa2

 General Electric Capital Corp., Floating Rate Note, 9/23/13

 $

 202,546

 250,000

 11.28

 BB / NR

 Ibis Re Ltd., Floating Rate Note, 5/10/12

 256,050

 250,000

 6.07

 BB+ / NR

 Lodestone Re Ltd., Floating Rate Note, 1/8/14

 250,000

 250,000

 0.00

 BB- / NR

 Loma Reinsurance Ltd., Floating Rate Note, 12/21/12

 248,825

 $

 957,421

 Investment Banking & Brokerage - 3.4%

 9,000

 A+ / Aa3

 Bear Stearns Co., Inc., 5.35% 2/1/12

 $

 9,251

 100,000

 0.99

 A+ / Aa3

 Bear Stearns Cos LLC, Floating Rate Note, 10/28/14

 99,853

 100,000

 A / A1

 Goldman Sachs Group, 5.45%, 11/1/12

 105,688

 200,000

 1.31

 A / A1

 Goldman Sachs Group, Inc., Floating Rate Note, 2/7/14

 198,341

 200,000

 BBB / Baa2

 Jefferies Group, Inc., 7.75%, 3/15/12

 208,871

 100,000

 2.76

 A / A2

 Morgan Stanley Co., Floating Rate Note, 5/14/13

 102,672

 $

 724,676

 Total Diversified Financials

 $

 2,292,283

 Insurance - 2.8%

 Life & Health Insurance - 1.1%

 217,000

 A / Baa2

 Prudential Financial, Inc., 5.1%, 12/14/11

 $

 220,903

 Multi-Line Insurance - 0.5%

 100,000

 1.04

 AA- / Aa3

 Metropolitan Life Global Funding I, Floating Rate Note, 1/10/14

 $

 99,976

 Reinsurance - 1.2%

 250,000

 12.55

 B+ / NR

 Residential Reinsurance Ltd., Floating Rate Note, 6/6/12

 $

 258,200

 Total Insurance

 $

 579,079

 Telecommunication Services - 0.9%

 Integrated Telecommunication Services - 0.9%

 200,000

 0.60

 A- / Baa1

 Telefonica Emisiones SAU, Floating Rate Note, 2/4/13

 $

 196,951

 Total Telecommunication Services

 $

 196,951

 Utilities - 1.8%

 Multi-Utilities - 1.8%

 175,000

 A- / Baa2

 Dominion Resources, Inc., 6.25%, 6/30/12

 $

 184,154

 190,000

 BBB+ / Baa1

 Midamerican Energy Holdings Co., 5.95%, 5/15/37

 194,558

 $

 378,712

 Total Utilities

 $

 378,712

 TOTAL CORPORATE BONDS

 (Cost  $5,683,327)

 $

 5,780,937

 U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.3%

 29,539

 AAA / Aaa

 Fannie Mae Pool, 2.417%, 9/1/32

 $

 30,710

 35,123

 AAA / Aaa

 Fannie Mae Pool, 2.42%, 2/1/34

 35,307

 31,524

 AAA / Aaa

 Fannie Mae Pool, 2.487%, 11/1/23

 32,396

 23,552

 AAA / Aaa

 Fannie Mae Pool, 2.487%, 11/1/23

 23,654

 35,603

 AAA / Aaa

 Fannie Mae Pool, 2.648%, 10/1/32

 37,443

 51,386

 AAA / Aaa

 Fannie Mae Pool, 5.667%, 1/1/48

 54,545

 27,678

 AAA / Aaa

 Fannie Mae Pool, 7.0%, 10/1/17

 30,309

 63,106

 AAA / NR

 Fannie Mae Prepayment Link Note, 4.45%, 8/25/12

 66,232

 85,919

 NR / NR

 Fannie Mae REMICS, 0.6126%, 8/25/33

 86,089

 194,320

 NR / NR

 Fannie Mae REMICS, 0.744%, 12/25/30

 195,172

 62,933

 NR / NR

 Fannie Mae REMICS, 4.36%, 2/25/17

 63,406

 2,574

 NR / NR

 Fannie Mae REMICS, 5.0%, 1/25/17

 2,573

 57,199

 NR / NR

 Fannie Mae REMICS, 5.0%, 5/25/24

 57,539

 280,076

 NR / NR

 Fannie Mae REMICS, 6.0%, 6/25/17

 283,947

 97,034

 NR / NR

 Fannie Mae REMICS, 8.0%, 3/25/17

 99,024

 245,886

 AAA / NR

 Fannie Mae Whole Loan, 3.17454%, 6/25/35

 254,838

 213,966

 AAA / NR

 Fannie Mae Whole Loan, 3.49029%, 4/25/45

 220,235

 100,000

 0.23

 AAA / Aaa

 Federal Farm Credit Bank, Floating Rate Note, 10/15/13

 99,947

 18,085

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 1/1/29

 19,237

 18,456

 AAA / Aaa

 Freddie Mac Gold Pool, 7.0%, 6/1/14

 19,668

 19,431

 AAA / Aaa

 Freddie Mac Non Gold Pool, 2.523%, 10/1/23

 20,346

 21,477

 AAA / Aaa

 Freddie Mac Non Gold Pool, 2.861%, 11/1/33

 22,672

 10,009

 AAA / Aaa

 Freddie Mac Non Gold Pool, 4.603%, 6/1/35

 10,586

 250,000

 AAA / Aaa

 U.S. Treasury Notes, 0.5%, 11/30/12

 250,615

 250,000

 NR / Aaa

 U.S. Treasury Notes, 0.625%, 12/31/12

 251,026

 $

 2,267,516

 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS

 (Cost  $2,354,878)

 $

 2,267,516

 FOREIGN GOVERNMENT BONDS- 0.7%

 WON

 100,000

 1.30

 A / A1

 Export-Import Bank of Korea, Floating Rate Note, 3/13/12

 $

 99,995

 CAD

 140,000

 0.58

 AA- / Aa1

 Bank of Nova Scotia/Houston, Floating Rate Note, 10/18/12

 140,129

 EURO

 200,000

 0.74

 AA- / NR

 Nordea Bank Finland Plc, Floating Rate Note, 4/5/13

 200,174

 4

 440,298

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost  $440,373)

 $

 440,298

 SENIOR FLOATING RATE LOAN INTERESTS - 7.1% **

 Energy - 0.5%

 Integrated Oil & Gas - 0.5%

 98,332

 4.50

 BBB / Baa2

 Glenn Pool Oil & Gas Trust, L+2.5%, 6/1/16

 $

 98,581

 Total Energy

 $

 98,581

 Materials - 0.2%

 Paper Products - 0.2%

 50,000

 6.50

 NR / NR

 Exopack Holding Corp., L+5.0%, 5/6/17

 $

 50,000

 Total Materials

 $

 50,000

 Capital Goods - 0.5%

 Industrial Machinery - 0.5%

 100,000

 5.50

 BB- / NR

 Xerium Technologies, Inc., L+4.25%, 5/04/17

 $

 100,313

 Total Capital Goods

 $

 100,313

 Automobiles & Components - 1.2%

 Auto Parts & Equipment - 0.4%

 85,526

 3.68

 BBB- / Baa3

 Delphi Automotive LLP, L+2.5%, 3/31/17

 $

 85,989

 Automobile Manufacturers - 0.8%

 100,000

 6.00

 NR / NR

 Chrysler Group LLC, L+4.75%, 4/28/17

 $

 97,667

 61,557

 2.95

 BB+ / Baa3

 Ford Motor Co., L +2.75%, 12/15/13

 61,569

 $

 159,236

 Total Automobiles & Components

 $

 245,225

 Consumer Services - 0.5%

 Casinos & Gaming - 0.5%

 100,000

 BBB- / Ba1

 Scientific Games Corp., L+3.5%, 6/10/13

 $

 100,458

 Total Consumer Services

 $

 100,458

 Health Care Equipment & Services - 1.0%

 Health Care Facilities - 0.5%

 100,000

 5.50

 BB- / Ba3

 Select Medical Holdings Corp., L+3.75%, 4/25/18

 $

 98,375

 Health Care Technology - 0.5%

 100,000

 5.25

 NR / NR

 MedAssets, Inc., L+3.75%, 11/15/16

 $

 100,438

 Total Health Care Equipment & Services

 $

 198,813

 Pharmaceuticals & Biotechnology - 1.0%

 Biotechnology - 0.5%

 100,000

 5.50

 NR / NR

 Axcan Intermediate Holdings, Inc., L+4.0%, 1/25/17

 $

 100,000

 Pharmaceuticals - 0.5%

 100,000

 4.00

 NR / NR

 Endo Pharmaceuticals Holdings, L+3.0%, 4/14/18

 $

 100,490

 Total Pharmaceuticals & Biotechnology

 $

 200,490

 Software & Services - 0.5%

 Application Software - 0.5%

 98,703

 6.50

 BB- / Ba2

 Allen Systems Group, Inc., L+4.75%, 11/22/15

 $

 99,012

 Total Software & Services

 $

 99,012

 Semiconductors- 0.5%

 Semiconductor Equipment - 0.5%

 100,000

 4.00

 BB+ / Ba3

 Sensata Technologies BV, L+3.0%, 4/29/18

 $

 100,053

 Total Semiconductors

 $

 100,053

 Utilities - 1.4%

 Electric Utilities - 0.5%

 99,750

 5.75

 NR / NR

 Equip Power Resources Corp., L+4.25%, 1/26/18

 $

 100,124

 Independent Power Producer & Energy Traders - 0.9%

 99,750

 4.25

 BB+ / Ba1

 AES Corp., L+3.25%, 5/17/18

 $

 99,999

 100,000

 5.50

 BB+ / Baa3

 NRG Energy Inc., L+3.0%, 5/5/18

 100,141

 $

 200,140

 Total Utilities

 $

 300,264

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost  $1,489,035)

 $

 1,493,209

 TOTAL INVESTMENT IN SECURITIES - 94.7%

 (Cost  $19,781,126) (a)

 $

 19,796,172

 OTHER ASSETS AND LIABILITIES - 5.3%

 $

 1,112,786

 TOTAL NET ASSETS - 100.0%

 $

 20,908,958

 *

 Non-income producing security.

 WR

 Withdrawn ratting.

 NR

 Not rated by either S&P or Moody's.

 **

Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit  or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At June 30, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $19,781,126 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 10,046

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 0

 Net unrealized gain

 $

 10,046

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at period end

 CAD

 Canadian Dollar

 EURO

 Euro

 WON

 Korean Won

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

$
-

$
4,423,897

$
-

$
4,423,897

 Collateralized Mortgage Obligations

-

5,390,315

-

5,390,315

 Corporate Bonds

-

5,780,937

-

5,780,937

 U.S. government and agency obligations

-

2,267,516

-

2,267,516

 Foreign government bonds

-

440,298

-

440,298

 Senior secured floating rate loan interest

-

1,493,209

-

1,493,209

 Total

$
-

19,796,172

$
-

$
19,796,172

 Pioneer Fundamental Growth Fund

 Schedule of Investments  06/30/2011

 Shares

 Value

 COMMON STOCKS - 98.3%

 Energy - 11.0%

 Integrated Oil & Gas - 5.4%

 155,450

 Exxon Mobil Corp.

 $

 12,650,521

 73,400

 Occidental Petroleum Corp.

 7,636,536

 $

 20,287,057

 Oil & Gas Equipment And Services - 3.5%

 168,400

 National-Oilwell Varco, Inc.

 $

 13,170,564

 Oil & Gas Exploration & Production - 2.1%

 191,100

 Southwestern Energy Co. *

 $

 8,194,368

 Total Energy

 $

 41,651,989

 Materials - 6.5%

 Fertilizers & Agricultural Chemicals - 0.9%

 47,155

 Monsanto Co.

 $

 3,420,624

 Gold - 1.4%

 95,330

 Newmont Mining Corp.

 $

 5,144,960

 Industrial Gases - 3.0%

 104,070

 Praxair, Inc.

 $

 11,280,147

 Specialty Chemicals - 1.2%

 83,400

 Ecolab, Inc.

 $

 4,702,092

 Total Materials

 $

 24,547,823

 Capital Goods - 8.6%

 Aerospace & Defense - 3.7%

 157,655

 United Technologies Corp.

 $

 13,954,044

 Industrial Conglomerates - 3.3%

 132,145

 3M Co.

 $

 12,533,953

 Trading Companies & Distributors - 1.6%

 38,800

 W.W. Grainger, Inc.

 $

 5,961,620

 Total Capital Goods

 $

 32,449,617

 Transportation - 2.3%

 Air Freight & Couriers - 2.3%

 120,830

 United Parcel Service, Inc.

 $

 8,812,132

 Total Transportation

 $

 8,812,132

 Consumer Services - 2.3%

 Restaurants - 2.3%

 215,100

 Starbucks Corp.

 $

 8,494,299

 Total Consumer Services

 $

 8,494,299

 Media - 1.9%

 Movies & Entertainment - 1.9%

 140,745

 Viacom, Inc. (Class B)

 $

 7,177,995

 Total Media

 $

 7,177,995

 Retailing - 3.6%

 Apparel Retail - 3.6%

 168,470

 Ross Stores, Inc. (b)

 $

 13,497,816

 Total Retailing

 $

 13,497,816

 Food & Drug Retailing - 2.0%

 Drug Retail - 2.0%

 197,100

 CVS/Caremark Corp.

 $

 7,407,018

 Total Food & Drug Retailing

 $

 7,407,018

 Food Beverage & Tobacco - 9.6%

 Brewers - 1.0%

 66,600

 Anheuser-Busch InBev NV

 $

 3,863,466

 Soft Drinks - 5.8%

 192,490

 Coca-Cola Co.

 $

 12,952,652

 124,600

 PepsiCo, Inc.

 8,775,578

 $

 21,728,230

 Tobacco - 2.8%

 160,300

 Philip Morris International, Inc.

 $

 10,703,231

 Total Food Beverage & Tobacco

 $

 36,294,927

 Household & Personal Products - 1.8%

 Household Products - 1.8%

 105,400

 Procter & Gamble Co. *

 $

 6,700,278

 Total Household & Personal Products

 $

 6,700,278

 Health Care Equipment & Services - 9.3%

 Health Care Equipment - 6.9%

 212,745

 Baxter International, Inc.

 $

 12,698,749

 186,100

 Covidien Ltd.

 9,906,103

 37,940

 Edwards Lifesciences Group Corp. *

 3,307,609

 $

 25,912,461

 Health Care Services - 2.4%

 105,100

 DaVita, Inc. *

 $

 9,102,711

 Total Health Care Equipment & Services

 $

 35,015,172

 Pharmaceuticals & Biotechnology - 9.7%

 Biotechnology - 0.9%

 63,100

 Vertex Pharmaceuticals Inc. *

 $

 3,280,569

 Life Sciences Tools & Services - 3.6%

 213,430

 Thermo Fisher Scientific Inc. *

 $

 13,742,758

 Pharmaceuticals - 5.2%

 109,000

 Allergan, Inc.

 $

 9,074,250

 141,500

 Hospira, Inc. *

 8,017,390

 51,823

 Teva Pharmaceutical Industries Ltd.

 2,498,905

 $

 19,590,545

 Total Pharmaceuticals & Biotechnology

 $

 36,613,872

 Diversified Financials - 1.3%

 Specialized Finance - 1.3%

 37,965

 Intercontinental Exchange Inc. *

 $

 4,734,615

 Total Diversified Financials

 $

 4,734,615

 Insurance - 1.4%

 Property & Casualty Insurance - 1.4%

 247,230

 Progressive Corp. *

 $

 5,285,777

 Total Insurance

 $

 5,285,777

 Software & Services - 17.1%

 Data Processing & Outsourced Services - 5.4%

 292,310

 *CA Western Union Co.

 $

 5,854,969

 48,820

 MasterCard, Inc.

 14,711,419

 $

 20,566,388

 Internet Software & Services - 3.6%

 26,630

 Google Inc. *

 $

 13,484,899

 Systems Software - 8.1%

 619,090

 Microsoft Corp.

 $

 16,096,340

 440,220

 Oracle Corp.

 14,487,640

 $

 30,583,980

 Total Software & Services

 $

 64,635,267

 Technology Hardware & Equipment - 8.5%

 Communications Equipment - 3.1%

 204,210

 Qualcomm, Inc.

 $

 11,597,086

 Computer Hardware - 5.4%

 60,515

 Apple Inc. *

 $

 20,313,070

 Total Technology Hardware & Equipment

 $

 31,910,156

 Semiconductors - 1.5%

 Semiconductor Equipment - 1.5%

 154,100

 ASM Lithography Holdings NV

 $

 5,695,538

 Total Semiconductors

 $

 5,695,538

 TOTAL COMMON STOCKS

 (Cost  $257,866,180)

 $

 370,924,291

 Principal

 TEMPORARY CASH INVESTMENTS - 0.2%

  Value

 Amount ($)

 Securities Lending Collateral  - 0.2% (c)

 Certificates of Deposit:

 26,253

 Bank of America NA, 0.19%, 9/2/11

 $

 26,253

 26,253

 Bank of Montreal Chicago, 0.12%, 7/8/11

 26,253

 21,002

 Bank of Nova Scotia, 0.30%, 6/11/12

 21,002

 5,251

 Bank of Nova Scotia, 0.25%, 9/29/12

 5,251

 12,208

 BBVA Group NY, 0.47%, 8/10/11

 12,208

 14,702

 BBVA Group NY, 0.36%, 7/7/11

 14,702

 18,377

 BBVA Group NY, 1.19%, 7/26/11

 18,377

 3,675

 BNP Paribas Bank NY, 0.27%, 8/5/11

 3,675

 26,253

 Canadian Imperial Bank of Commerce NY, 0.20%, 10/3/11

 26,253

 21,002

 DnB NOR Bank ASA NY, 0.18%, 8/10/11

 21,002

 13,126

 National Australia Bank NY, 0.29%, 10/19/11

 13,126

 28,883

 RaboBank Netherland NV NY, 0.29%, 4/2/12

 28,883

 15,752

 Royal Bank of Canada NY, 0.32%, 12/2/11

 15,752

 10,501

 SOCGEN NY, 0.28%, 7/11/11

 10,501

 5,251

 SOCGEN NY, 0.26%, 7/14/11

 5,251

 7,876

 SOCGEN NY, 0.16%, 7/7/11

 7,876

 26,253

 Westpac Banking Corp. NY, 0.32%, 12/6/11

 26,253

 $

 282,618

 Commercial Paper:

 10,501

 American Honda Finance, 0.34%, 1/11/12

 $

 10,501

 15,747

 Australia & New Zealand Banking Group, 0.34%, 9/6/11

 15,747

 9,614

 Australia & New Zealand Banking Group, 0.87%, 8/4/11

 9,614

 3,937

 BCSFUN, 0.22%, 7/29/11

 3,937

 26,248

 CBAPP, 0.20%, 8/3/11

 26,248

 2,890

 General Electric Capital Corp., 0.44%, 11/21/11

 2,890

 23,886

 HSBC, 0.17%, 8/9/11

 23,886

 23,628

 JPMorgan Chase & Co., 0.30%, 7/17/12

 23,628

 23,606

 NESCAP, 0.25%, 12/20/11

 23,606

 21,000

 NORDNA, 0.27%, 7/18/11

 21,000

 21,001

 PARFIN, 0.25%, 7/11/11

 21,001

 13,126

 Royal Bank of Canada NY, 0.30%, 6/29/12

 13,126

 13,125

 SANCPU, 0.39%, 7/11/11

 13,125

 13,112

 SANCPU, 0.73%, 9/1/11

 13,112

 15,743

 Sanofi Aventis, 0.68%, 10/20/11

 15,743

 18,366

 SEB, 0.30%, 9/12/11

 18,366

 10,497

 SOCNAM, 0.17%, 6/2/11

 10,497

 26,253

 Svenska Handelsbanken, 0.29%, 6/29/12

 26,253

 26,253

 Toyota Motor Credit Corp., 0.32%, 9/8/11

 26,253

 11,157

 UXTPP, 0.32%, 7/1/11

 11,157

 13,125

 VARFUN, 0.32%, 8/4/11

 13,125

 3,045

 VARFUN, 0.32%, 8/8/11

 3,045

 7,350

 VARFUN, 0.32%, 8/9/11

 7,350

 10,504

 Wachovia, 0.41%, 10/15/11

 10,504

 7,882

 Wachovia, 0.40%, 3/1/12

 7,882

 5,250

 Wells Fargo & Co., 0.36%, 1/24/12

 5,250

 $

 376,846

 Tri-party Repurchase Agreements:

 2,664

 Barclays Capital Plc, 0.01%, 7/1/11

 $

 2,664

 26,253

 Deutschebank AG, 0.01%, 7/1/11

 26,253

 26,253

 HSBC Bank USA NA, 0.01%, 6/1/11

 26,253

 78,758

 RBS Securities, Inc., 0.02%, 6/1/11

 78,758

 $

 133,928

 Shares

 Money Market Mutual Funds:

 42,004

 Dreyfus Preferred Money Market Fund

 $

 42,004

 42,004

 Fidelity Prime Money Market Fund

 42,004

 $

 84,008

 Total Securities Lending Collateral

 $

 877,400

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $877,400)

 $

 877,400

 TOTAL INVESTMENT IN SECURITIES - 98.6%

 (Cost  $258,743,580) (a)

 $

 371,801,691

 OTHER ASSETS AND LIABILITIES - 1.4%

 $

 5,400,555

 TOTAL NET ASSETS - 100.0%

 $

 377,202,246

 (A.D.R.)

 American Depositary Receipt

 *

 Non-income producing security.

 (a)

 At June 30, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $259,879,502 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 112,449,660

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (527,471)

 Net unrealized gain

 $

 111,922,189

 (b)

 At June 30, 2011, the following security was out on loan:

 Shares

 Security

 Value

         10,700

 Ross Stores, Inc.

 $

 857,284

 Total

 $

 857,284

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
370,924,291

$
-

$
-

$
370,924,291

 Temporary Cash Investments

-

793,392

-

793,392

 Money Market Mutual Funds

84,008

-

-

84,008

 Total

$
371,008,299

$
793,392

$
-

$
371,801,691

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust X

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 29, 2011

* Print the name and title of each signing officer under his or her signature.